Forward Share Purchase Liability (“Fsp Liability”) (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Forward Share Purchase Liabilitiy [Line Items]
Loss on settlement	$ (378,895)
Change in fair value of FSP liability	$ 82,182